Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Summary of Business Acquisitions
The Group determined the total purchase price and the allocation of the purchase price as of the date of acquisition as follows, with the assistance of an independent valuation firm:

Amount
RMB
Net assets acquired (including cash and cash equivalents of RMB3,982)	4,605
Intangible assets:
Customer relationship with an estimated useful life of 10 years	18,000
Software with an estimated useful life of 8 years	10,000
Goodwill	61,383
Deferred tax liabilities	(7,000)

Total	86,988

Amount
RMB
Total purchase price is comprised of:
Cash consideration paid in 2021	71,733
Fair value of equity interest in preferred shares previously acquired	15,255

86,988

Beijing Bang Li De Network Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Summary of Business Acquisitions
The Group determined the total purchase price and the allocation of the purchase price as of the date of acquisition as follows, with the assistance of an independent valuation firm:

Amount
RMB
Net assets acquired (including cash and cash equivalents of RMB36,657)	25,409
Intangible assets:
Trademark with an estimated useful life of 10 years	45,000
Non-compete commitment with an estimated useful life of 8 years	40,000
Goodwill	198,374
Deferred tax liabilities	(21,282)

Total	287,501

Amount
RMB
Total purchase price is comprised of:
Cash consideration paid in 2021	210,915
Cash consideration paid in 2022	76,586

287,501